Cover Page	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K/A
Amendment Flag	true
Amendment Description	Explanatory Note This Amendment is being filed solely to add the Inline eXtensible Business Reporting Language (“iXBRL”) data tags that were omitted from the original Form 11-K filed on June 29, 2026. Other than the inclusion of the iXBRL data tags, no changes have been made to the Form 11-K as originally filed. Accordingly, this Amendment does not amend, modify, or update any information previously disclosed in the Form 11-K.
Entity Registrant Name	UBS GROUP AG
Entity Central Index Key	0001610520
EBP 002 [Member]
Document Information [Line Items]
Document Type	11-K/A
Amendment Flag	true
Amendment Description	Explanatory Note This Amendment is being filed solely to add the Inline eXtensible Business Reporting Language (“iXBRL”) data tags that were omitted from the original Form 11-K filed on June 29, 2026. Other than the inclusion of the iXBRL data tags, no changes have been made to the Form 11-K as originally filed. Accordingly, this Amendment does not amend, modify, or update any information previously disclosed in the Form 11-K.
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Registrant Name	UBS GROUP AG
Entity Central Index Key	0001610520
Current Fiscal Year End Date	--12-31